Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)
Sell NT$/Buy EUR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-01	2019-01
Sell NT$/Buy EUR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-06	2019-03
Sell NT$/Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 84,690.4	$ 18,545.9
Sell NT$/Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €				€ 2,509.0				€ 527.0
Sell NT$/Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-01	2019-01
Sell NT$/Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-03	2019-03
Sell NT$/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 23,737.6	$ 4,757.9
Sell NT$/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 85,600.0				¥ 17,200.0
Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-01	2019-01
Sell US$/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 6.2				$ 175.6
Sell US$/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					678.0				¥ 19,389.0
Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-01	2019-01
Sell US$/Buy RMB [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			497.0				318.0
Sell US$/Buy RMB [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						¥ 3,493.9				¥ 2,188.7
Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-01	2019-01
Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-03	2019-02
Sell US$/Buy NT$ [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			26.0				127.0
Sell US$/Buy NT$ [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 787.0	$ 3,908.6
Sell RMB /Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2019-01
Sell US$/Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount							0.5
Sell US$/Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €								€ 0.4
Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2019-01
Sell RMB/Buy US$ [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥										¥ 667.5
Sell RMB/Buy US$ [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount							$ 97.0
Sell JPY/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-01
Sell JPY/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020-02
Sell JPY/Buy US$ [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 57,471.6
Sell JPY/Buy US$ [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 526.4